Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Share-based compensation expense	$ 25,625,000	$ 10,905,000	$ 4,419,000
Share-based compensation reclassified from liability to additional paid-in capital	8,516,000	4,092,000	526,000
Share-based compensation recorded as liability	12,836,000	7,089,000
Unrecognized compensation cost	53,152,000
Liability
Share-based Compensation
Share-based compensation expense	14,263,000	7,778,000	2,694,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	11,362,000	3,127,000	1,725,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	16,880,000	7,252,000	2,640,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	8,451,000	3,552,000	$ 1,779,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 294,000	$ 101,000